Apr-26-07 01:30pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-519 P.002/002 F-245

CERTNYS

NYSE Group

07051711

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5126 | f 212.656.5893
pmadho@nyse.com

1-33430

April 26, 2007

RECD S.E.C.
APR 26 2007
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
APR 30 2007
THOMSON
FINANCIAL

B

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, QIAO XING MOBILE COMMUNICATION CO., LTD., Ordinary shares. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on April 26, 2007. Tentative listing date – May 3, 2007.

Sincerely,

Paras Madho

END